INCOME (LOSS) PER SHARE (Basic) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A [Member] USD ($)	Dec. 31, 2012 Common Class A [Member] CNY	Dec. 31, 2011 Common Class A [Member] CNY	Dec. 31, 2010 Common Class A [Member] CNY	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] CNY	Dec. 31, 2011 Common Class B [Member] CNY	Dec. 31, 2010 Common Class B [Member] CNY
Basic income (loss) per share:
Allocated net income (loss)	$ (71,243)	(443,851)	(228,487)	30,782	$ (47,726)	(297,335)	(109,340)	150	$ (23,517)	(146,516)	(119,147)	30,632
Deemed dividend on Series C convertible preferred shares				(1,779)								(1,779)
Net income (loss) attributable to common shareholders	(71,243)	(443,851)	(228,487)	29,003	(47,726)	(297,335)	(109,340)	150	(23,517)	(146,516)	(119,147)	28,853
Undistributed income allocated to convertible preferred shareholders												(24,792)
Net income (loss) attributable to Class A and Class B common shareholders for computing basic income (loss) per Class A and Class B common share					$ (47,726)	(297,335)	(109,340)	150	$ (23,517)	(146,516)	(119,147)	4,061
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share					267,707,132	267,707,132	188,572,218	6,712,195	131,916,660	131,916,660	205,486,874	181,562,768
Basic income (loss) per Class A and Class B common shares	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02